Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net Income / ( Loss )	$ 278,492	$ (3,435,764)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	32,292	32,912
Bad debt expense		259,289
Gain on debt settlement	(868,502)	(399,181)
Shares issued for commitment fee	54,266	73,421
Change in debt discount and Financing fees	321,517	516,710
Change in derivative liability	(1,752,119)	1,270,099
Changes in assets and liabilities:
(Increase) decrease in right of use asset	210,962	215,715
(Increase) decrease in lease liability	(200,993)	(209,613)
(Increase) decrease in accounts receivable	(359,593)	10,731
(Increase) decrease in inventory	95,629	72,384
(Decrease) increase in accounts payable	(44,855)	230,200
Other (Decrease) increase in accrued expenses	(379,239)	55,666
Other (Decrease) increase in accrued expenses related party	118,286	118,286
Other (Decrease) increase in deferred revenue		(14,750)
Other (Decrease) increase in customer deposits	(58,690)	(226,500)
Net Cash Provided by (Used In) Operating Activities	(2,552,547)	(1,430,395)
Cash Flows from Investing Activities
Investment in CETY HK	(1,500,000)
Purchase property plant and equipment
Cash Flows Used In Investing Activities	(1,500,000)
Cash Flows from Financing Activities
Bank Overdraft / (Repayment)		(1,480)
Payment on notes payable and lines of credit	(906,112)	(507,168)
Payment on notes payable related party	0	(35,000)
Proceeds from notes payable and lines of credit	975,000	1,150,502
Proceeds from notes payable related party		60,000
Stock issued for cash	4,761,090	1,171,020
Cash Flows Provided By Financing Activities	4,829,978	1,837,874
Net (Decrease) Increase in Cash and Cash Equivalents	777,431	407,479
Cash and Cash Equivalents at Beginning of Period	414,885	7,406
Cash and Cash Equivalents at End of Period	1,192,316	414,885
Supplemental Cashflow Information:
Interest Paid	187,207	200,671
Taxes Paid
Supplemental Non-Cash Disclosure
Discount on derivatives		413,113
Shares issued for preferred conversions	450,000	200,000
Shares issued for debt conversion conversions	$ 423,011	$ 198,800